UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 104
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 971.404.0184

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             02/01/2012
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 96

Form 13F Information Value Total (thousands):      $95,682

List of Other Included Managers: NONE

                         Form 13F-HR Information Table

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
3M Company               COM                    88579Y101    1357    16609    SH            Sole                16609
Abbott Labs              COM                    002824100    1166    20739    SH            Sole                20739
ADP                      COM                    053015103    1517    28086    SH            Sole                28086
Amgen                    COM                    031162100     298     4643    SH            Sole                 4643
AutoZone Inc.            COM                    053332102    1405     4323    SH            Sole                 4323
Bank of New York         COM                    064058100     593    29805    SH            Sole                29805
BlackRock                COM                    09247X101     956     5362    SH            Sole                 5362
BLDRS  Index FDS TR      Developed Market
                         Index 100 ADR          09348r201     795    42532    SH            Sole                42532
Charles Schwab Co.       COM                    808513105     543    48228    SH            Sole                48228
ChevronTexaco            COM                    166764100    1833    17231    SH            Sole                17231
Cisco Systems            COM                    17275R102     974    53890    SH            Sole                53890
Clorox                   COM                    189054109    1133    17026    SH            Sole                17026
CME Group                COM                    12572Q105     486     1995    SH            Sole                 1995
Coach                    COM                    189754104     269     4414    SH            Sole                 4414
Coca Cola Co.            COM                    191216100    2052    29329    SH            Sole                29329
Colgate Palmolive        COM                    194162103    1320    14285    SH            Sole                14285
CoStar Group             COM                    22160N109     254     3804    SH            Sole                 3804
Dell Inc.                COM                    24702R101     640    43736    SH            Sole                43736
Diageo PLC               Sponsored ADR          25243Q205    1403    16047    SH            Sole                16047
Disney (Walt)            COM                    254687106     994    26504    SH            Sole                26504
Eaton Vance              COM                    278265103     226     9540    SH            Sole                 9540
eBay Inc.                COM                    278642103     912    30067    SH            Sole                30067
Ecolab                   COM                    278865100    1229    21258    SH            Sole                21258
Emerson Elec.            COM                    291011104    1210    25978    SH            Sole                25978
Equifax                  COM                    294429105     353     9111    SH            Sole                 9111
Exelon Corp.             COM                    30161N101     934    21537    SH            Sole                21537
Expeditors Int'l         COM                    302130109     287     6996    SH            Sole                 6996
Exxon Mobil              COM                    30231G102    1796    21185    SH            Sole                21185
Factset Research         COM                    303075105     270     3094    SH            Sole                 3094
Federated Investors      COM                    314211103     362    23911    SH            Sole                23911
FICO                     COM                    303250104     257     7158    SH            Sole                 7158
Forward Air              COM                    349853101     278     8666    SH            Sole                 8666
Franklin Resources       COM                    354613101     871     9065    SH            Sole                 9065
Google                   COM                    38259P508    1188     1839    SH            Sole                 1839
Home Depot               COM                    437076102    1184    28159    SH            Sole                28159
IBM                      COM                    459200101     257     1395    SH            Sole                 1395
Intel Corp.              COM                    458140100    1216    50151    SH            Sole                50151
INVESCO Ltd.             COM                    46127U104    1035    51520    SH            Sole                51520
iShares                  1-3 Year Treasury
                         Index                  464287457    1163    13762    SH            Sole                13762
iShares                  Barclays Int.
                         Gov't/Credit           464288612    8866    79668    SH            Sole                79668
iShares                  Global Timber Index    464288174     835    22465    SH            Sole                22465
iShares                  MSCI EAFE Index        464287465    4312    87059    SH            Sole                87059
iShares                  MSCI World x/U.S.      78463x848    4069   142987    SH            Sole               142987
iShares                  S&P US Preferred
                         Stock Index            464288687     230     6450    SH            Sole                 6450
iShares                  S&P 500 Index          464287200    2508    19914    SH            Sole                19914
iShares                  Dow Jones Select
                         Dividend Index         464287168    1329    24719    SH            Sole                24719
iShares                  Wilshire 4500 Index    922908652     336     6478    SH            Sole                 6478
Janus Capital            COM                    47102X105      91    14438    SH            Sole                14438
Johnson & Johnson        COM                    478160104    2097    31982    SH            Sole                31982
Kellogg                  COM                    487836108     784    15503    SH            Sole                15503
Kraft Foods              COM                    50075N104    1189    31815    SH            Sole                31815
Laboratory Corp.         COM                    50540R409     820     9533    SH            Sole                 9533
Legg Mason               COM                    524901105     294    12220    SH            Sole                12220
Lockheed Martin          COM                    539830109     918    11348    SH            Sole                11348
Marsh & McLennan         COM                    571748102     355    11213    SH            Sole                11213
Medtronic                COM                    585055106     642    16780    SH            Sole                16780
Merit Medical            COM                    589889104     194    14507    SH            Sole                14507
Mettler-Toledo           COM                    592688105     294     1987    SH            Sole                 1987
Microchip Tech.          COM                    595017104     962    26257    SH            Sole                26257
Microsoft                COM                    594918104    1227    47268    SH            Sole                47268
NIKE Inc.                COM                    654106103    1637    16991    SH            Sole                16991
Oracle Corp.             COM                    68389X105    1740    67820    SH            Sole                67820
Orbotech Ltd Ord         COM                    m75253100     120    12024    SH            Sole                12024
Paychex                  COM                    704326107     988    32803    SH            Sole                32803
PepsiCo Inc.             COM                    713448108    2031    30618    SH            Sole                30618
Plum Creek Timber        COM                    729251108     533    14571    SH            Sole                14571
PNC Financial            COM                    693475105     503     8715    SH            Sole                 8715
Potlatch                 COM                    737630103     543    17457    SH            Sole                17457
PPG Industries           COM                    693506107     641     7680    SH            Sole                 7680
Procter & Gamble         COM                    742718109    1812    27157    SH            Sole                27157
ProShares                Ultra Short 20+ Year
                         Treasuries             74347R297     542    30022    SH            Sole                30022
Ramtron Intl Corp        COM                    751907304      39    20000    SH            Sole                20000
Rayonier                 COM                    754907103     453    10151    SH            Sole                10151
Schwab                   International Equity   808524805     873    37240    SH            Sole                37240
Schwab                   U.S. Large Cap         808524201     383    12845    SH            Sole                12845
SEI Investments          COM                    784117103     223    12855    SH            Sole                12855
Sherwin Williams         COM                    824348106    1140    12771    SH            Sole                12771
Simpson Manufacturing    COM                    829073105     248     7379    SH            Sole                 7379
Sirona Dental            COM                    82966c103     204     4642    SH            Sole                 4642
SPDR Index SHS FDS       DJ Wilshire REIT       78464A607    2525    39203    SH            Sole                39203
Stanley Black & Decker   COM                    854616109    1254    18546    SH            Sole                18546
Starbucks                COM                    855244109     705    15330    SH            Sole                15330
State Street             COM                    857477103     466    11562    SH            Sole                11562
Sysco Foods              COM                    871829107     927    31616    SH            Sole                31616
T. Rowe Price            COM                    74144T108     339     5949    SH            Sole                 5949
Texas Instruments        COM                    882508104     724    24862    SH            Sole                24862
Time Warner Inc.         COM                    887317105     510    14110    SH            Sole                14110
Unilever PLC             Sponsored ADR          904767704    1168    34835    SH            Sole                34835
United Parcel Service    COM                    911312106    1266    17292    SH            Sole                17292
US Bancorp               COM                    902973106     256     9446    SH            Sole                 9446
Vishay Precision         COM                    92835k103     283    17721    SH            Sole                17721
Wal-Mart Stores          COM                    931142103    1126    18835    SH            Sole                18835
Waters                   COM                    941848103     353     4770    SH            Sole                 4770
Wells Fargo              COM                    949746101     734    26626    SH            Sole                26626
Western Union            COM                    959802109     721    39459    SH            Sole                39459
World Fuel Services      COM                    981475106     304     7241    SH            Sole                 7241